LIBERTY VARIABLE INVESTMENT TRUST


 PROSPECTUS DATED MAY 1, 1999, REVISED NOVEMBER 8, 1999


Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series




Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                    * * * *

Although trust shares have been registered with the Securities and Exchange Commission (SEC), the SEC has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


--------------------------------
Not FDIC       May Lose Value
Insured        -----------------
               No Bank Guarantee
--------------------------------

                                TABLE OF CONTENTS
                                -----------------



THE TRUST                                                                      3
--------------------------------------------------------------------------------

THE FUNDS                                                                      4
--------------------------------------------------------------------------------

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Stein Roe Global Utilities Fund, Variable Series...........................    4
Colonial Small Cap Value Fund, Variable Series.............................    6
Colonial U.S. Growth & Income Fund, Variable Series........................    7
Colonial Strategic Income Fund, Variable Series............................    9
Colonial High Yield Securities Fund, Variable Series.......................   12
Liberty All-Star Equity Fund, Variable Series..............................   14
Newport Tiger Fund, Variable Series........................................   17


TRUST MANAGEMENT ORGANIZATIONS                                                19
--------------------------------------------------------------------------------

Trustees...................................................................   19
Investment Advisor.........................................................   19
Investment Sub-Advisors and Portfolio Managers.............................   19


OTHER INVESTMENT STRATEGIES AND RISKS                                         22
--------------------------------------------------------------------------------

Temporary Defensive Measures...............................................   22
U.S. Government Securities.................................................   22
Structure Risk.............................................................   22
Zero Coupon Bonds..........................................................   22
Hedging Strategies.........................................................   23
Year 2000 Compliance.......................................................   23


FINANCIAL HIGHLIGHTS                                                          24
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION                                                       31
--------------------------------------------------------------------------------

Purchases and Redemptions..................................................   31
How a Fund's Share Price is Determined.....................................   31
Dividends and Distributions................................................   31
Tax Consequences...........................................................   31

                                    THE TRUST
                                    ---------

Liberty Variable Investment Trust ("Trust") includes twelve separate mutual funds ("Funds"), each with its own investment goal and strategies. This Prospectus contains information about seven of the Funds in the Trust. Liberty Advisory Services Corp. ("LASC") is the investment advisor to each Fund. LASC has appointed a Sub-Advisor for each Fund, all of which are affiliates of LASC. Each Fund is sub-advised by the following Sub-Advisor:


                                       FUND                                                        SUB-ADVISOR
                                       ----                                                        -----------

Colonial U.S. Growth & Income Fund, Variable Series (Growth & Income Fund)      Colonial Management Associates, Inc. (Colonial)
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)

Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)        Stein Roe & Farnham Incorporated (Stein Roe)

Newport Tiger Fund, Variable Series (Tiger Fund)                                Newport Fund Management, Inc. (Newport)

Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)            Liberty Asset Management Company (LAMCO)


Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. ("LFD"). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS
                                    ---------


                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
                ------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the internet).


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. We compare the Fund to the Standard & Poor's Utilities Index (S&P Index), Lipper Utilities - Annuities peer group average return (Lipper Average) and Morgan Stanley Capital International World Index ND (MSCI World Index). The S&P Index is an unmanaged index that tracks the performance of domestic utilities stocks. The Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. MSCI World Index is an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS
[GRAPHIC OF BAR CHART]

1994          -10.27%
1995           35.15%
1996            6.53%
1997           28.75%
1998           18.33%


The Fund's year to date total return through March 31, 1999 was  -0.58%.

Best Quarter:  4th quarter 1997, +15.29%

Worst Quarter: 1st quarter 1994, -8.91%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR         5 YEARS        SINCE
                                                                          INCEPTION
                                                                          ON 7/1/93
-----------------------------------------------------------------------------------
Fund (%)                                       18.33          14.50         12.73
-----------------------------------------------------------------------------------
MSCI World Index (%)                           24.34          15.68          N/A
-----------------------------------------------------------------------------------
S&P Index (%)                                  14.77          13.90          N/A
-----------------------------------------------------------------------------------
Lipper Average (%)                             18.61          14.76          N/A
-----------------------------------------------------------------------------------

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in small capitalization stocks. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, in smaller volumes and fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
We compare the Fund to the Russell 2000 Index, an unmanaged index that tracks the performance of small capitalization stocks and the Lipper Small Cap - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The Fund commenced investment operations on May 19, 1998, and therefore does not have a full calendar year of investment performance.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         - debt securities that are convertible into common stock

         - corporate debt securities noted investment grade by at least two nationally recognized rating organizations; and

         - debt securities issued or guaranteed by the U.S. Government

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks and the Lipper Growth & Income - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS
[GRAPHIC OF BAR CHART]

1995     29.70%
1996     21.84%
1997     32.23%
1998     20.15%

The Fund's year to date total return through March 31, 1999 was +1.70%.

Best Quarter:  4th quarter 1998, +21.79%

Worst Quarter: 3rd quarter 1998, -14.16%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                           INCEPTION ON
                                                             7/5/94
-----------------------------------------------------------------------
Fund (%)                                       20.15          23.90
-----------------------------------------------------------------------
S&P Index (%)                                  28.60           N/A
-----------------------------------------------------------------------
Lipper Average (%)                             16.37           N/A
-----------------------------------------------------------------------

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment goal by investing in:

-   debt securities issued by the U.S. government;

-   debt securities issued by foreign governments; and

-   lower rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goal by investing a portion of its assets in lower rated corporate debt securities. These securities have the following ratings:

-   BBB through C by Standard & Poor's Corporation;

-   Baa through D by Moody's Investor Services, Inc.;

-   a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, treasury and investment grade corporate bonds and the Lipper Corporate Bonds - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS


[GRAPHIC OF BAR CHART]

     1995...........18.30%
     1996........... 9.83%
     1997........... 9.11%
     1998........... 6.03%


The Fund's year to date total return through March 31, 1999 was +0.99%.

Best Quarter:  1st quarter 1995, +5.62%

Worst Quarter: 1st quarter 1997, -1.00%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                           INCEPTION ON
                                                             7/5/94
Fund (%)                                       6.03           9.75

Lehman Index (%)                               9.47            N/A

Lipper Average (%)                             4.82            N/A

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund pursues its investment goal by investing primarily in lower rated corporate debt securities. These securities have the following ratings:

-    BBB through C by Standard & Poor's Corporation;

-    Baa through D by Moody's Investor Services, Inc.;

-    a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
We compare the Fund to the CS First Boston High Yield Index, an unmanaged index that tracks the performance of high yield bond funds and the Lipper High Yield - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The Fund commenced investment operations on May 19, 1998, and therefore does not have a full calendar year of investment performance.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are:

- J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

- Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

- TCW Funds Management, Inc. uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages and incorporates secular growth trends.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-   Adverse changes in its ownership or personnel.

LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund. This fund has the same investment objective and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that both funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance by illustrating the Fund's total calendar-year return. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for one year and the life of the Fund. We compare the Fund to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks and the Lipper Growth & Income - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS


[graphic OF BAR CHART]

     1998.......................18.67%

The Fund's year to date total return through March 31, 1999 was 0.00%.

Best Quarter:  4th quarter 1998, +18.67%

Worst Quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                           INCEPTION ON
                                                            11/17/97
Fund (%)                                       18.67          17.29

S&P Index (%)                                  28.60           N/A

Lipper Average (%)                             16.37           N/A

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of larger, well-established companies.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the nine Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Southeast Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if it were more geographically diversified, which may result in greater losses and volatility.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual total returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. We compare the Fund to the Morgan Stanley Capital International EAFE Index GDP (Morgan Stanley Index), an unmanaged index that tracks the performance of foreign stocks and the Lipper Pacific Region - Annuities peer group average return (Lipper Average). This Lipper Average which is calculated by Lipper, Inc. is composed of funds with similar investment objectives as the Fund. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. We may cease any reduction arrangements at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR-YEAR TOTAL RETURNS


[graphic OF BAR CHART]

     1996..........11.73%
     1997.........-31.14%
     1998......... -6.43%


The Fund's year to date total return through March 31, 1999 was +2.55%.

Best Quarter:  4th quarter 1998, +37.93%

Worst Quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURN - FOR PERIODS ENDED 12/31/98

                                              1 YEAR          SINCE
                                                          INCEPTION ON
                                                             5/1/95
Fund (%)                                       -6.43          -5.01

Morgan Stanley Index (%)                       26.71           N/A

Lipper Average (%)                             -6.46           N/A

                         TRUST MANAGEMENT ORGANIZATIONS
                         ------------------------------


THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information (SAI) contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
--------------------------------------------------------------------------------
LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC has been an investment advisor since 1993. As of March 31, 1999, LASC managed over $727 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1998 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Stein Roe Global Utilities Fund, Variable Series                   0.65%
             Colonial Small Cap Value Fund, Variable Series                     0.80% (1)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial Strategic Income Fund, Variable Series                    0.65%
             Colonial High Yield Securities Fund, Variable Series               0.60% (2)
             Liberty All-Star Equity Fund, Variable Series                      0.80% (3)
             Newport Tiger Fund, Variable Series                                0.90%

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee so that total expenses of the Fund do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.00%
(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee so that total expenses of the Fund do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.00%
(3) The All-Star Equity Fund's advisor has voluntarily agreed to waive a portion of its management fee. As a result the actual management fee paid to the advisor for the 1998 fiscal year was 0.76%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, Growth & Income Fund, Strategic Income Fund and High Yield Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 1999, Colonial managed over $16.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial High Yield Securities Fund, Variable Series               0.40%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Mark Stoeckle has managed the Growth & Income Fund since December, 1996. Mr. Stoeckle is a Senior Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co., Inc.

Carl C. Ericson has managed the Strategic Income Fund since its inception. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a Senior Vice President of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various Colonial taxable income funds since 1985.

Scott B. Richards has co-managed the High Yield Fund since May, 1999. Mr. Richards is a Senior Vice President of Colonial. Prior to joining Colonial in May, 1999, Mr. Richards was a Vice President and portfolio manager at State Street Research & Management Company since 1994.

James P. Haynie, Senior Vice President of Colonial, has co-managed the Colonial Small Cap Fund since 1993.

Michael Rega, Vice President of Colonial, has co-managed the Colonial Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.


STEIN ROE
Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 1999, Stein Roe managed over $30.1 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, Senior Vice President of Stein Roe, co-manages the Global Utilities Fund. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe and Colonial funds.

Deborah A. Jansen, Vice President and Senior Research Analyst for global and domestic equities and global economic forecasting for Stein Roe, co-manages the Global Utilities Fund. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS
LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 1999, LAMCO managed over $1.6 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

-        Glen E. Bickerstaff, Managing Director of TCW Funds Management, Inc.

A more complete description of each Portfolio Manager is included in the SAI. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


NEWPORT
Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 1999, Newport managed over $843.1 million in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, Senior Vice President and Vice President, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.

The mutual funds and institutional investment advisory business of both Stein Roe and Colonial are managed together by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund.


AFFILIATED BROKER/DEALER
Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's primary investments and its risks are described above in its individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' SAI, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


TEMPORARY DEFENSIVE MEASURES
With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, as a temporary defensive strategy, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower and higher rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment objective.


U.S. GOVERNMENT SECURITIES
(Strategic Income Fund) The Fund will invest in U.S. Government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. Government securities based upon the Sub-Advisor's judgement of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK
(Strategic Income Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of risk that involves both mortgage-backed securities (which are guaranteed by a U.S. Government agency) and asset-backed securities (which are interests in pools of debt securities). Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS
(Global Utilities Fund, Strategic Income Fund, High Yield Fund) Zero coupon bonds are issued at less than their fair value and do not make any payments of interest. As a result, these bonds involve greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.

HEDGING STRATEGIES
Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, may involve the use of financial instruments whose values depend on, or are derived from the value of an underlying security, an index or a currency. A Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's duration. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.


YEAR 2000 COMPLIANCE
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by LASC, the Sub-Advisors and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASC, the Sub-Advisors, the Funds' distributors and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected. Some of the Funds invest in emerging markets in developing countries and some reports indicate that developing countries may be behind other countries with respect to Year 2000 Compliance.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single fund share. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Trust's annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


                                                                          Years Ended December 31,
                                                       1998          1997          1996          1995          1994
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)              11.92         10.70         10.50          8.11          9.65
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                            0.24          0.46          0.46          0.46          0.54
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments                                    1.93          2.62          0.23          2.39         (1.53)
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                     2.17          3.08          0.69          2.85         (0.99)
-------------------------------------------------------------------------------------------------------------------------
  Less distributions:
-------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income             (0.21)        (0.48)        (0.49)        (0.46)        (0.55)
-------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income               (0.01)         ---           ---           ---            ---
-------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                (0.11)        (1.38)         ---           ---            ---
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                 (0.33)        (1.86)        (0.49)        (0.46)        (0.55)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                    13.76         11.92         10.70         10.50          8.11
-------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                   18.33         28.75          6.53         35.15         (10.27)
-------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                  71,186        54,603        47,907        51,597        38,156
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%)    0.82(c)       0.83(c)       0.81(c)       0.83(c)         0.86
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to                  1.90(c)       3.96(c)       4.36(c)       4.98(c)         5.80
     average net assets (%)
-------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                         53            89            14            18              16


(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                Year Ended December 31,
                                                                         1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                10.00
--------------------------------------------------------------------------------------------
  Net investment income (a)                                               0.08
--------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                      (1.41)
--------------------------------------------------------------------------------------------
  Total from investment operations                                       (1.33)
--------------------------------------------------------------------------------------------
  Less distributions:
--------------------------------------------------------------------------------------------
     Dividends from net investment income                                (0.07)
--------------------------------------------------------------------------------------------
     In excess of net investment income                                  (0.01)
--------------------------------------------------------------------------------------------
  Total distributions                                                    (0.08)
--------------------------------------------------------------------------------------------
  Net asset value, end of period                                          8.59
--------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                                  (13.25)**
--------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     1,782
--------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                      1.00*
--------------------------------------------------------------------------------------------
  Ratio of net investment income to                                       1.41*
     average net assets (%) (c)(e)
--------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                            51**


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.34% (annualized).

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                                                               Period Ended
                                                                     Years Ended December 31,                  December 31,
                                                         1998           1997           1996         1995          1994***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                16.29           14.22         12.36         10.27          10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                              0.16           0.20           0.19         0.21           0.09
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments       3.12           4.37           2.52         2.84           0.35
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                       3.28           4.57           2.71         3.05           0.44
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income               (0.12)         (0.18)         (0.17)       (0.16)         (0.11)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                  ---           (0.01)          ---           ---            ---
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                  (0.64)         (2.30)         (0.68)       (0.80)         (0.06)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                    (0.02)         (0.01)          ---           ---            ---
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   (0.78)         (2.50)         (0.85)       (0.96)         (0.17)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                      18.79           16.29         14.22         12.36          10.27
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
      Total investment return (%) (b)                    20.15           32.23         21.84       29.70(c)       4.40(c)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  146,239         96,715         60,855       43,017         15,373
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%)      0.90(e)         0.94(e)       0.95(e)     1.00(d)(e)      1.00(d)*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)                            0.88(e)         1.19(e)       1.39(e)     1.72(c)(e)      2.16(c)*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                            64             63             77           115           52**


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations July 5, 1994 to December 31, 1994.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.07% and 1.64% (annualized), respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                                                   Period Ended
                                                                        Years Ended December 31,                   December 31,
                                                             1998          1997          1996          1995          1994***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.15          11.04         10.99         9.79           10.00
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                  0.91          0.90          0.92          0.55            0.30
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments                                         (0.24)         0.11          0.16          1.24           (0.19)
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                           0.67          1.01          1.08          1.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                   (0.72)        (0.79)        (0.96)        (0.56)          (0.31)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                     (0.02)        (0.05)          ---           ---            ---
----------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                       ---          (0.05)        (0.07)        (0.03)          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                         ---          (0.01)          ---           ---            ---
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.74)        (0.90)        (1.03)        (0.59)          (0.32)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                          11.08          11.15         11.04         10.99           9.79
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                          6.03         9.11(c)       9.83(c)      18.30(c)       1.10(c)**
----------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                        118,985        73,175        53,393        48,334          13,342
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%)          0.78(e)      0.80(d)(e)    0.80(d)(e)    0.84(d)(e)       1.00(d)*
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)                                7.92(e)      7.86(c)(e)    8.13(c)(e)    8.08(c)(e)       7.33(c)*
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                50            94            114           281            94**
----------------------------------------------------------------------------------------------------------------------------------


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations July 5, 1994 to December 31, 1994.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86%, 0.94% and 1.60% (annualized), respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                                       Period Ended
                                                                                                        December 31,
                                                                                                          1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                                                  10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                                  0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                                                         (0.74)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                          (0.26)
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                                                   (0.43)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                                     (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                                       (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period ($)                                                                         9.31
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                                    (2.57)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                                         5,915
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                                        0.80*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(e)                                           7.93*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                               23**
------------------------------------------------------------------------------------------------------------------------------


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.84% (annualized).

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                 Year Ended     Period Ended
                                                                December 31,    December 31,
                                                                    1998           1997***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                           10.07            10.00
-----------------------------------------------------------------------------------------------
  Net investment income (a)                                         0.06            0.01
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                  1.82            0.07
-----------------------------------------------------------------------------------------------
  Total from investment operations                                  1.88            0.08
-----------------------------------------------------------------------------------------------
  Less distributions:
-----------------------------------------------------------------------------------------------
     Dividends from net investment income                          (0.05)          (0.01)
-----------------------------------------------------------------------------------------------
     In excess of net investment income                            (0.00)            ---
-----------------------------------------------------------------------------------------------
  Total distributions                                              (0.05)          (0.01)
-----------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                 11.90            10.07
-----------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)(c)                             18.67           0.80**
-----------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                              44,870          22,228
-----------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%) (d)(e)            1.00            1.00*
-----------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)(c)(e)                                   0.54            0.83*
-----------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                       70              1**


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.04% and 1.45% (annualized), respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

NEWPORT TIGER FUND, VARIABLE SERIES

                                                                            Years Ended December 31,          Period Ended
                                                                                                               December 31,
                                                                       1998          1997           1996          1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                               1.71          2.52           2.28           2.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                            0.03          0.03           0.03           0.01
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments
     and foreign currency transactions                                (0.14)        (0.81)          0.24           0.29
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    (0.11)        (0.78)          0.27           0.30
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Distributions from net investment income                         (0.03)        (0.02)         (0.02)         (0.01)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                 ---         (0.01)          ---           (0.01)
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                                  ---           ---          (0.01)           ---
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                                    ---         (0.00)          ---             ---
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                 (0.03)        (0.03)         (0.03)         (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                     1.57          1.71           2.52           2.28
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                                   (6.43)        (31.14)        11.73          15.00**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                 23,655        24,934         34,642         18,977
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net expenses to average net assets (%)(c)                   1.30          1.25           1.27           1.75*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%)(c)          2.16          1.14           1.20           0.89*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                          16            27             7             12**


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW A FUND'S SHARE PRICE IS DETERMINED Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust :  811-07556

Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series